LEASES (Details Narrative) - USD ($)				1 Months Ended	9 Months Ended		12 Months Ended
	May 09, 2025	Mar. 02, 2021	Mar. 01, 2021	Mar. 01, 2021	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LEASES
Lease term			3 years	3 years			12 years	12 years
Lease payments				$ 29,250	$ 0	$ 3,377,978	$ 335,607	$ 420,193	$ 350,608
Lease renewal term				12 years
Lease term	one year	three-year
Rent per month		$ 29,250
Lease renewal term		twelve months
Operating lease, right of use of asset					0		0	60,357	415,285
Operating lease liabilities					$ 0		$ 0	$ 62,323	$ 427,061